Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current portion of lease liability	$ 10,356	$ 19,637
Long-term portion of lease liability	35,017	122,058
Lease liability	$ 45,373	$ 141,695	$ 8,609